MERRILL LYNCH
                                                               GLOBAL UTILITY
                                                               FUND, INC.

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               November 30, 1999

                    MERRILL LYNCH GLOBAL UTILITY FUND, INC.

Sector Diversification As a Percentage of Equities as of November 30, 1999

Pie graph depicting the following percentages:

                          Telecommunications      61.8%
                          Utilities--Electric     24.7%
                          Utilities--Gas           9.2%
                          Utilities--Water         4.3%

Geographical Diversification As a Percentage of Equities as of November 30, 1999

Pie graph depicting the following percentages:

                           Europe                 53.1%
                           United States          36.1%
                           Asia/Pacific Basin      6.4%
                           Americas (Ex-US)        4.4%

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

DEAR SHAREHOLDER

During the quarter ended November 30, 1999, US economic growth continued strengthening while inflationary pressures remained contained. The US financial markets were volatile, as stock prices declined for the third consecutive month in September, but then rebounded in October and advanced on a technology- driven rally in November. Significant strength in small-capitalization stocks also emerged in November, particularly in the small cap growth sector as reflected in the +10.57% rise in the unmanaged Russell 2000 Growth Index.

Throughout the latter half of the period, investor psychology was mixed as to whether the Federal Reserve Board would increase interest rates for the third time this year. At its meeting on November 16, 1999, the central bank announced its move to tighten 25 basis points (0.25%), essentially putting short-term interest rates back to where they were before the three quarter-point cuts that were made last fall. Although long-term bond yields also increased during the period, investors appeared to accept that the move by the Federal Reserve Board would contain inflationary pressure. However, this view may not hold if economic growth continues unabated in the New Year.

Fiscal Year in Review

During the fiscal year ended November 30, 1999, we adhered to the Fund's stated investment objective of seeking both capital appreciation and current income. Moreover, we focused our attention on the Year 2000 issue given the critical importance of the utility sector. As a result, we remained very underweighted in emerging markets for the year. For the 12 months ended November 30, 1999, Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +8.17%, +7.41%, +7.34% and +7.96%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included.)

At November 30, 1999, approximately 35.1% of the Fund's net assets was invested in US-based utilities and 62.2% was invested in non-US based utility stocks. The majority of the Fund's overseas utility investments were in Europe, more specifically southern Europe. In terms of sector allocation, telecommunications was dominant on an overall portfolio basis, particularly in Europe. This sector is a clear beneficiary of changes in technology. New technology is not only lowering the cost of doing business but is impacting overall demand for services through increased Internet usage as well as wireless telephony. These trends are clearly positive for the sector and are evident in terms of company results.

For the 12 months ended November 30, 1999, the Fund's performance was negatively impacted by its holdings in the domestic electric utility sector and to a lesser extent by its holdings in the domestic natural gas sector. The defensive char acteristics of the domestic electric utility sector worked against performance as investors sought higher risk growth sectors such as technology. In general, high-yielding US stocks underperformed the broad market by a wide margin and the only stocks to show relative outperformance were those with yields well below the yield of the Standard & Poor's (S&P) 500 Index. Rising long-term interest rates also contributed negatively because the sector is still considered to be sensitive to movements in interest rates.

European utilities had relatively weak performance during most of the fiscal year ended November 30, 1999, as measured by the Financial Times/S&P Actuaries World Utility Index. This was partly in response to the weakness of the euro relative to the US dollar, which started at e1.1585 on January 8, 1999, dropped to e1.0566 on August 31, 1999 and finished the fiscal year at e1.0092 as of November 30, 1999. However, in the fourth quarter of the Fund's fiscal year, the sector started to rebound as investors once again focused on fundamentals and attractive asset bases. Moreover, companies are beginning to unlock value by disposing of non-core assets and by listing faster-growing businesses in the market. The value of the euro as compared to the US dollar currently appears to be of lesser concern.

During the Fund's fiscal year, there was a bounce back in Pacific Basin-based utility stocks, particularly in Japan. The Japanese utility sector primarily benefited from the strength in the local market. The Fund's exposure to the Japanese market is in the major telephone company, NTT Corp.

In Conclusion

We thank you for your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to discussing our investment strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President
and Portfolio Manager

January 5, 2000

--------------------------------------------------------------------------------
To reduce shareholders' expenses, Merrill Lynch Global Utility Fund, Inc. will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
--------------------------------------------------------------------------------


                                      2 & 3

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                 3 Month        12 Month     Since Inception
As of November 30, 1999                       Total Return    Total Return    Total Return
============================================================================================
ML Global Utility Fund, Inc. Class A Shares       +6.74%          +8.17%          +217.34%
--------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares       +6.54           +7.41           +196.28
--------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares       +6.53           +7.34           +110.50
--------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares       +6.72           +7.96           +116.73
============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception dates are from 12/28/90 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Class A & Class B Shares

Total Return Based on a $10,000 Investment

A line graph depicting growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Financial Times/Standard & Poor's--Actuaries World Index. Beginning and ending values are:

                                               12/28/90**     11/99
           ML Global Utility Fund, Inc.+
           --Class A Shares*                    $ 9,600      $30,464
           ML Global Utility Fund, Inc.+
           --Class B Shares*                    $10,000      $29,628
           Financial Times/Standard &
           Poor's--Actuaries World Index++      $10,000      $33,268

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Utility Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
++ This unmanaged market capitalization-weighted Index is comprised of nearly 2,307 equties from 29 countries in 17 regions, including the United States.

Class A & Class B Shares

Average Annual Total Return

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                                    +10.23%        + 5.82%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                              +15.25         +14.32
--------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/99                                       +13.13         +12.60
--------------------------------------------------------------------------------
* Maximum sales charge is 4%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the five-year and ten-year periods.)
**    Assuming maximum sales charge.

                                                     % Return      % Return
                                                   Without CDSC   With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                                    + 9.41%        + 5.41%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                              +14.36         +14.36
--------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/99                                       +12.26         +12.26
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

PERFORMANCE DATA (concluded)

Class C & Class D Shares

Total Return Based on a $10,000 Investment

A line graph depicting growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Financial Times/Standard & Poor's--Actuaries World Index. Beginning and ending values are:

                                               10/21/94**     11/99
           ML Global Utility Fund, Inc.+
           --Class C Shares*                    $10,000      $21,050
           ML Global Utility Fund, Inc.+
           --Class D Shares*                    $ 9,600      $20,807
           Financial Times/Standard &
           Poor's--Actuaries World Index++      $10,000      $21,995

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Utility Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
++ This unmanaged market capitalization-weighted Index is comprised of nearly 2,307 equties from 29 countries in 17 regions, including the United States. Past performance is not predictive of future performance.

Class C & Class D Shares

Average Annual Total Return

                                                     % Return      % Return
                                                   Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                                   + 9.30%         + 8.31%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                      +14.54          +14.54
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/99                                   + 9.97%         + 5.57%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                      +15.19          +14.24
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     6 & 7

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                      Shares                                                                           Percent of
COUNTRY        Industries              Held                  Common Stocks                                   Value     Net Assets
=================================================================================================================================
Australia      Telecommunications       721,400  + Cable & Wireless Optus Limited                         $ 1,880,531         0.5%
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Gas         1,273,124    Australian Gas Light Company Limited                     7,089,183         2.0
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Australia                         8,969,714         2.5
=================================================================================================================================
Bermuda        Telecommunications       221,400  + Global Crossing Ltd.                                     9,630,900         2.7
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Bermuda                           9,630,900         2.7
=================================================================================================================================
Brazil         Telecommunications        28,000    Embratel Participacoes SA (ADR) (a)                        521,500         0.2
                                          2,800    Tele Celular Sul Participacoes SA (ADR) (a)                 56,000         0.0
                                          9,333    Tele Centro Oeste Celular Participacoes SA (ADR) (a)        37,332         0.0
                                          5,600    Tele Centro Sul Participacoes SA (ADR) (a)                 382,200         0.1
                                            560    Tele Leste Celular Participacoes SA (ADR) (a)               16,800         0.0
                                          1,400    Tele Nordeste Celular Participacoes SA (ADR) (a)            36,400         0.0
                                            560    Tele Norte Celular Participacoes SA (ADR) (a)               16,730         0.0
                                         28,000    Tele Norte Leste Participacoes SA (ADR) (a)                498,750         0.1
                                          5,600    Tele Sudeste Celular Participacoes SA (ADR) (a)            115,150         0.0
                                         28,000  + Telecomunicacoes Brasileiras SA--Telebras (ADR) (a)            438         0.0
                                          1,400    Telemig Celular Participacoes SA (ADR) (a)                  46,375         0.0
                                         11,200    Telesp Celular Participacoes SA (ADR) (a)                  321,300         0.1
                                         28,000    Telesp Participacoes SA (ADR) (a)                          504,000         0.2
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Brazil                            2,552,975         0.7
=================================================================================================================================
China          Telecommunications        20,900  + China Telecom (Hong Kong) Limited (ADR) (a)              2,197,113         0.6
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in China                             2,197,113         0.6
=================================================================================================================================
Denmark        Telecommunications       165,900    Tele Danmark A/S (ADR) (a)                               5,298,431         1.5
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Denmark                           5,298,431         1.5
=================================================================================================================================
Finland        Telecommunications       168,218    Sonera Oyj                                               6,945,531         1.9
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Finland                           6,945,531         1.9
=================================================================================================================================
France         Utilities--Water         165,522    Vivendi                                                 13,165,156         3.6
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in France                           13,165,156         3.6
=================================================================================================================================
Germany        Telecommunications        26,779    Deutsche Telekom AG                                      1,532,738         0.4
                                         27,843    Mannesmann AG                                            5,785,873         1.6
                                                                                                          -----------        ----
                                                                                                            7,318,611         2.0
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Electric       40,000    RWE AG                                                   1,530,336         0.4
                                         70,000    Veba AG                                                  3,418,086         1.0
                                        104,000    Viag AG                                                  1,717,198         0.5
                                                                                                          -----------        ----
                                                                                                            6,665,620         1.9
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Germany                          13,984,231         3.9
=================================================================================================================================
Hong Kong      Utilities--Gas           183,019    Hong Kong and China Gas Company Ltd.                       238,027         0.1
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Hong Kong                           238,027         0.1
=================================================================================================================================
Ireland        Telecommunications        15,175    eircom PLC (ADR) (a)                                       241,852         0.1
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Ireland                             241,852         0.1
=================================================================================================================================
Italy          Telecommunications     2,775,000    Telecom Italia Mobile (TIM) SpA                         21,792,186         6.0
                                      1,505,555    Telecom Italia SpA                                      16,582,773         4.6
                                      2,891,700    Telecom Italia SpA (Registered Non-Convertible)         15,575,795         4.3
                                                                                                          -----------        ----
                                                                                                           53,950,754        14.9
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Electric      462,000    AEM SpA                                                  1,255,882         0.4
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Gas         1,786,300    Italgas SpA                                              7,013,943         1.9
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Italy                            62,220,579        17.2
=================================================================================================================================
Japan          Telecommunications           290    Nippon Telegraph & Telephone Corporation (NTT)           5,193,267         1.4
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Japan                             5,193,267         1.4
=================================================================================================================================
Mexico         Telecommunications        35,000    Telefonos de Mexico SA (ADR) (a)                         3,239,688         0.9
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Mexico                            3,239,688         0.9
=================================================================================================================================
New Zealand    Telecommunications        56,000    Telecom Corporation of New Zealand Limited (ADR) (a)     1,876,000         0.5
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in New Zealand                       1,876,000         0.5
=================================================================================================================================
Philippines    Telecommunications       188,000    Philippine Long Distance Telephone Company (ADR) (a)     3,854,000         1.1
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Philippines                   3,854,000         1.1
=================================================================================================================================
Portugal       Telecommunications        99,840    Portugal Telecom SA (ADR) (a)                            4,792,320         1.3
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Electric       80,820    EDP--Eletricidade de Portugal, SA (ADR) (a)              2,485,215         0.7
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Portugal                          7,277,535         2.0
=================================================================================================================================
Spain          Telecommunications     1,219,146  + Telefonica, SA                                          25,383,380         7.1
                                         24,382  + Telefonica, SA (New)                                       467,145         0.1
                                             46    Telefonica, SA (Rights)                                         20         0.0
                                                                                                          -----------        ----
                                                                                                           25,850,545         7.2
               ------------------------------------------------------------------------------------------------------------------
               Utilities--Electric      259,200    Endesa, SA (ADR) (a)                                     5,135,400         1.4
                                        138,000    Hidroelectrica del Cantabrico, SA                        1,979,872         0.6
                                        323,500    Iberdrola, SA                                            4,507,685         1.2
                                                                                                          -----------        ----
                                                                                                           11,622,957         3.2
               ------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Spain                            37,473,502        10.4
=================================================================================================================================


                                     8 & 9

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                      Shares                                                                           Percent of
COUNTRY         Industries             Held                  Common Stocks                                   Value     Net Assets
=================================================================================================================================
United Kingdom  Telecommunications      679,423    British Telecommunications PLC                        $ 13,610,747         3.7%
                                        390,500    Vodafone AirTouch PLC (ADR) (a)                         18,426,719         5.1
                                                                                                         ------------       -----
                                                                                                           32,037,466         8.8
                -----------------------------------------------------------------------------------------------------------------
                Utilities--Electric     208,000    National Power PLC                                       1,330,172         0.4
                                        370,000    PowerGen PLC                                             3,177,472         0.9
                                        106,140    Scottish Power PLC (ADR) (a)                             3,708,266         1.0
                                                                                                         ------------       -----
                                                                                                           8,215,910          2.3
                -----------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United Kingdom               40,253,376        11.1
=================================================================================================================================
United States   Telecommunications       69,000    AT&T Corp.                                               3,855,375         1.1
                                         95,232    Bell Atlantic Corporation                                6,029,376         1.7
                                        183,600    BellSouth Corporation                                    8,480,025         2.3
                                         85,000    GTE Corporation                                          6,205,000         1.7
                                        108,000  + MCI WorldCom Inc.                                        8,930,250         2.5
                                        324,040    SBC Communications Inc.                                 16,829,828         4.6
                                                                                                         ------------       -----
                                                                                                          50,329,854         13.9
                -----------------------------------------------------------------------------------------------------------------
                Utilities--Electric     156,000    Allegheny Energy, Inc.                                   4,524,000         1.2
                                        166,962    Cinergy Corp.                                            4,226,226         1.2
                                         84,200    Consolidated Edison, Inc.                                2,904,900         0.8
                                        118,900    DTE Energy Company                                       3,931,131         1.1
                                         85,000    Duke Energy Corporation                                  4,308,437         1.2
                                         86,000    Edison International                                     2,279,000         0.6
                                        212,000    Energy East Corporation                                  4,982,000         1.4
                                         90,000    FPL Group, Inc.                                          3,937,500         1.1
                                        127,300    GPU, Inc.                                                4,073,600         1.1
                                         87,200    NSTAR                                                    3,618,800         1.0
                                        124,000    New Century Energies, Inc.                               3,898,250         1.1
                                        239,500    NiSource Inc.                                            4,505,594         1.2
                                        144,200    Reliant Energy, Inc.                                     3,577,962         1.0
                                         91,200    The Southern Company                                     2,131,800         0.6
                                        100,000    Texas Utilities Company                                  3,581,250         1.0
                                                                                                         ------------       -----
                                                                                                           56,480,450        15.6
                -----------------------------------------------------------------------------------------------------------------
                Utilities--Gas           95,000    The Coastal Corporation                                  3,348,750         0.9
                                         27,000    Columbia Energy Group                                    1,694,250         0.5
                                         46,300    El Paso Energy Corporation                               1,782,550         0.5
                                         80,000    Enron Corp.                                              3,045,000         0.8
                                        130,000    KeySpan Corporation                                      3,339,375         0.9
                                        168,000    Questar Corporation                                      2,887,500         0.8
                                         60,000    The Williams Companies, Inc.                             2,025,000         0.6
                                                                                                         ------------       -----
                                                                                                           18,122,425         5.0
                -----------------------------------------------------------------------------------------------------------------
                Utilities--Water         86,200    Philadelphia Suburban Corporation                        1,993,375         0.6
                -----------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United States               126,926,104        35.1
=================================================================================================================================
                                                   Total Investments in Common Stocks
                                                   (Cost--$181,430,791)                                   351,537,981        97.3
=================================================================================================================================

                                        Face
                                       Amount              Short-Term Securities
=================================================================================================================================
                Commercial Paper*   $10,489,000    General Motors Acceptance Corp., 5.75% due 12/01/1999   10,489,000         2.9
                -----------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$10,489,000)                                     10,489,000         2.9
=================================================================================================================================
                Total Investments (Cost--$191,919,791)                                                    362,026,981       100.2
                Liabilities in Excess of Other Assets                                                        (677,808)       (0.2)
                                                                                                         ------------       -----
                Net Assets                                                                               $361,349,173       100.0%
                                                                                                         ============       =====
=================================================================================================================================

      (a)   American Depositary Receipts (ADR).
      +     Non-income producing security.
      *     Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rates paid at the time of purchase by the Fund.

            See Notes to Financial Statements.


                                    10 & 11

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

                   As of November 30, 1999
===================================================================================================================================
Assets:            Investments, at value (identified cost--$191,919,791) .............................                 $362,026,981
                   Cash ..............................................................................                          329
                   Foreign cash ......................................................................                          124
                   Receivables:
                     Dividends .......................................................................   $   543,702
                     Capital shares sold .............................................................       108,784        652,486
                                                                                                         -----------
                   Prepaid registration fees .........................................................                       60,793
                                                                                                                       ------------
                   Total assets ......................................................................                  362,740,713
                                                                                                                       ------------
===================================================================================================================================
Liabilities:       Payables:
                     Capital shares redeemed .........................................................       893,953
                     Distributor .....................................................................       203,791
                     Investment adviser ..............................................................        23,922      1,121,666
                                                                                                         -----------
                   Accrued expenses and other liabilities ............................................                      269,874
                                                                                                                       ------------
                   Total liabilities .................................................................                    1,391,540
                                                                                                                       ------------
===================================================================================================================================
Net Assets:        Net assets ........................................................................                 $361,349,173
                                                                                                                       ============
===================================================================================================================================
Net Assets         Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                 $    199,918
Consist of:        Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                    1,570,293
                   Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                       44,016
                   Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....                       76,938
                   Paid-in capital in excess of par ..................................................                  175,879,197
                   Undistributed investment income--net ..............................................                      289,741
                   Undistributed realized capital gains on investments and foreign
                   currency transactions--net ........................................................                   13,186,362
                   Unrealized appreciation on investments and foreign currency transactions--net .....                  170,102,708
                                                                                                                       ------------
                   Net assets ........................................................................                 $361,349,173
                                                                                                                       ============
===================================================================================================================================
Net Asset          Class A--Based on net assets of $38,309,289 and 1,999,177 shares outstanding ......                 $      19.16
Value:                                                                                                                 ============
                   Class B--Based on net assets of $299,911,571 and 15,702,934 shares outstanding ....                 $      19.10
                                                                                                                       ============
                   Class C--Based on net assets of $8,381,041 and 440,159 shares outstanding .........                 $      19.04
                                                                                                                       ============
                   Class D--Based on net assets of $14,747,272 and 769,382 shares outstanding ........                 $      19.17
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                   For the Year Ended November 30, 1999
===================================================================================================================================
Investment         Dividends (net of $536,179 foreign withholding tax) ...............................                  $ 8,652,427
Income:            Interest and discount earned ......................................................                    1,605,630
                                                                                                                       ------------
                   Total income ......................................................................                   10,258,057
                                                                                                                       ------------
===================================================================================================================================
Expenses:          Account maintenance and distribution fees--Class B ................................   $ 2,417,986
                   Investment advisory fees ..........................................................     2,320,290
                   Transfer agent fees--Class B ......................................................       335,103
                   Custodian fees ....................................................................       155,623
                   Printing and shareholder reports ..................................................        95,262
                   Accounting services ...............................................................        91,301
                   Professional fees .................................................................        80,482
                   Account maintenance and distribution fees--Class C ................................        74,967
                   Registration fees .................................................................        64,781
                   Account maintenance fees--Class D .................................................        35,983
                   Transfer agent fees--Class A ......................................................        35,037
                   Directors' fees and expenses ......................................................        21,447
                   Transfer agent fees--Class D ......................................................        12,492
                   Transfer agent fees--Class C ......................................................        10,603
                   Pricing fees ......................................................................           689
                   Other .............................................................................        11,026
                                                                                                         -----------
                   Total expenses ....................................................................                    5,763,072
                                                                                                                       ------------
                   Investment income--net ............................................................                    4,494,985
                                                                                                                       ------------
===================================================================================================================================
Realized &         Realized gain (loss) from:
Unrealized Gain      Investments--net ................................................................    13,186,364
(Loss) on            Foreign currency transactions--net ..............................................       (44,364)    13,142,000
Investments &                                                                                            -----------
Foreign Currency   Change in unrealized appreciation/depreciation on:
Transactions--       Investments--net ................................................................     8,567,015
Net:                 Foreign currency transactions--net ..............................................       (13,813)     8,553,202
                                                                                                         -----------   ------------
                   Net realized and unrealized gain on investments and foreign currency transactions .                   21,695,202
                                                                                                                       ------------
                   Net Increase in Net Assets Resulting from Operations ..............................                 $ 26,190,187
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.


                                    12 & 13

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               For the Year
                                                                                                             Ended November 30,
                                                                                                        ---------------------------
                   Increase (Decrease) in Net Assets:                                                       1999           1998
===================================================================================================================================
Operations:        Investment income--net ............................................................  $  4,494,985   $  5,869,907
                   Realized gain on investments and foreign currency transactions--net ...............    13,142,000     29,339,193
                   Change in unrealized appreciation/depreciation on investments and
                   foreign currency transactions--net ................................................     8,553,202     48,836,490
                                                                                                        ------------   ------------
                   Net increase in net assets resulting from operations ..............................    26,190,187     84,045,590
                                                                                                        ------------   ------------
===================================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A .........................................................................      (740,613)      (942,410)
Shareholders:        Class B .........................................................................    (3,451,994)    (4,895,531)
                     Class C .........................................................................       (98,007)       (94,022)
                     Class D .........................................................................      (235,257)      (178,336)
                   Realized gain on investments--net:
                     Class A .........................................................................    (3,200,306)    (2,800,654)
                     Class B .........................................................................   (24,711,996)   (21,708,174)
                     Class C .........................................................................      (613,584)      (400,316)
                     Class D .........................................................................      (915,061)      (489,776)
                                                                                                        ------------   ------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders ...................................................................   (33,966,818)   (31,509,219)
                                                                                                        ------------   ------------
===================================================================================================================================
Capital Share      Net decrease in net assets derived from capital share transactions ................   (19,934,887)   (16,180,815)
Transactions:                                                                                           ------------   ------------
===================================================================================================================================
Net Assets:        Total increase (decrease) in net assets ...........................................   (27,711,518)    36,355,556
                   Beginning of year .................................................................   389,060,691    352,705,135
                                                                                                        ------------   ------------
                   End of year* ......................................................................  $361,349,173   $389,060,691
                                                                                                        ============   ============
===================================================================================================================================
                 * Undistributed investment income--net ..............................................  $    289,741   $    364,998
                                                                                                        ============   ============
===================================================================================================================================

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                  The following per share data and ratios have been derived     ---------------------------------------------------
                  from information provided in the financial statements.                   For the Year Ended November 30,
                                                                                ---------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                         1999+      1998+      1997+      1996+      1995
===================================================================================================================================
Per Share         Net asset value, beginning of year ........................   $  19.49    $ 16.97    $ 15.09    $ 13.52   $ 12.08
Operating                                                                       --------    -------    -------    -------   -------
Performance:      Investment income--net ....................................        .34        .41        .47        .50       .51
                  Realized and unrealized gain on investments and
                  foreign currency transactions--net ........................       1.14       3.77       2.35       1.84      1.42
                                                                                --------    -------    -------    -------   -------
                  Total from investment operations ..........................       1.48       4.18       2.82       2.34      1.93
                                                                                --------    -------    -------    -------   -------
                  Less dividends and distributions:
                    Investment income--net ..................................       (.34)      (.42)      (.49)      (.53)     (.49)
                    Realized gain on investments--net .......................      (1.47)     (1.24)      (.45)      (.24)       --
                                                                                --------    -------    -------    -------   -------
                  Total dividends and distributions .........................      (1.81)     (1.66)      (.94)      (.77)     (.49)
                                                                                --------    -------    -------    -------   -------
                  Net asset value, end of year ..............................   $  19.16    $ 19.49    $ 16.97    $ 15.09   $ 13.52
                                                                                ========    =======    =======    =======   =======
===================================================================================================================================
Total Investment  Based on net asset value per share ........................       8.17%     26.47%     19.65%     17.94%    16.34%
Return:*                                                                        ========    =======    =======    =======   =======
===================================================================================================================================
Ratios to         Expenses ..................................................        .82%       .82%       .82%       .84%      .91%
Average Net                                                                     ========    =======    =======    =======   =======
Assets:           Investment income--net ....................................       1.82%      2.26%      2.98%      3.51%     3.73%
                                                                                ========    =======    =======    =======   =======
===================================================================================================================================
Supplemental      Net assets, end of year (in thousands) ....................   $ 38,309    $41,977    $38,825    $40,055   $44,775
Data:                                                                           ========    =======    =======    =======   =======
                  Portfolio turnover ........................................       7.43%      6.56%      6.23%      5.03%     2.92%
                                                                                ========    =======    =======    =======   =======
===================================================================================================================================

      *     Total investment returns exclude the effects of sales charges.
      +     Based on average shares outstanding.

            See Notes to Financial Statements.


                                    14 & 15

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class B
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                 For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                       1999+     1998+      1997+      1996+      1995
===================================================================================================================================
Per Share           Net asset value, beginning of year .....................   $  19.42   $  16.93   $  15.05   $  13.47   $  12.04
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .................................        .20        .27        .35        .39        .38
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .....................       1.15       3.74       2.35       1.84       1.44
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations .......................       1.35       4.01       2.70       2.23       1.82
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net ...............................       (.20)      (.28)      (.37)      (.41)      (.39)
                      Realized gain on investments--net ....................      (1.47)     (1.24)      (.45)      (.24)       --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ......................      (1.67)     (1.52)      (.82)      (.65)      (.39)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...........................   $  19.10   $  19.42   $  16.93   $  15.05   $  13.47
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .....................       7.41%     25.40%     18.77%     17.07%     15.38%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses ...............................................       1.59%      1.59%      1.59%      1.61%      1.68%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .................................       1.06%      1.48%      2.22%      2.74%      2.95%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .................   $299,912   $327,589   $301,459   $335,487   $381,098
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .....................................       7.43%      6.56%      6.23%      5.03%      2.92%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

                                                                                                     Class C
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                 For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                       1999+     1998+      1997+      1996+      1995
===================================================================================================================================
Per Share           Net asset value, beginning of year .....................   $  19.37    $ 16.89    $ 15.03    $ 13.46    $ 12.05
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .................................        .19        .25        .33        .38        .39
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .....................       1.14       3.73       2.35       1.84       1.43
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations .......................       1.33       3.98       2.68       2.22       1.82
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net ...............................       (.19)      (.26)      (.37)      (.41)      (.41)
                      Realized gain on investments--net ....................      (1.47)     (1.24)      (.45)      (.24)        --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ......................      (1.66)     (1.50)      (.82)      (.65)      (.41)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...........................   $  19.04   $  19.37   $  16.89   $  15.03   $  13.46
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .....................       7.34%     25.34%     18.66%     17.03%     15.38%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses ...............................................       1.65%      1.64%      1.63%      1.66%      1.73%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .................................       1.02%      1.38%      2.07%      2.65%      2.85%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .................   $  8,381   $  7,954   $  5,486   $  3,325   $  2,072
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .....................................       7.43%      6.56%      6.23%      5.03%      2.92%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================


                                                                                                     Class D
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                 For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                       1999+     1998+      1997+      1996+      1995
===================================================================================================================================
Per Share           Net asset value, beginning of year .....................   $  19.49   $  16.98   $  15.10   $  13.55   $  12.09
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .................................        .30        .36        .43        .50        .52
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .....................       1.15       3.77       2.35       1.79       1.40
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations .......................       1.45       4.13       2.78       2.29       1.92
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net ...............................       (.30)      (.38)      (.45)      (.50)      (.46)
                      Realized gain on investments--net ....................      (1.47)     (1.24)      (.45)      (.24)        --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ......................      (1.77)     (1.62)      (.90)      (.74)      (.46)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...........................   $  19.17   $  19.49   $  16.98   $  15.10   $  13.55
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .....................       7.96%     26.09%     19.35%     17.45%     16.21%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses ...............................................       1.07%      1.07%      1.06%      1.07%      1.15%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .................................       1.60%      1.97%      2.70%      3.30%      3.36%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .................   $ 14,747   $ 11,541   $  6,935   $  4,365   $  1,516
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .....................................       7.43%      6.56%      6.23%      5.03%      2.92%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

      *     Total investment returns exclude the effects of sales charges.
      +     Based on average shares outstanding.

            See Notes to Financial Statements.


                                    16 & 17

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $44,371 have been reclassified between undistributed net investment income and undistributed net realized capital gains. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "the Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company


                                    18 & 19

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ....................................         .25%              .50%
Class C ....................................         .25%              .55%
Class D ....................................         .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended November 30, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    MLFD              MLPF&S
--------------------------------------------------------------------------------
Class A ....................................       $   174            $ 2,241
Class D ....................................       $ 1,707            $18,387
--------------------------------------------------------------------------------

For the year ended November 30, 1999, MLPF&S received contingent deferred sales charges of $171,253 and $5,997, relating to transactions in Class B Shares and Class C Shares, respectively.

In addition, MLPF&S received $25,030 in commissions on the execution of portfolio security transactions for the Fund for the year ended November 30, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1999 were $26,304,164 and $50,476,091, respectively.

Net realized gains (losses) for the year ended November 30, 1999 and net unrealized gains (losses) as of November 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                             Gains (Losses)       Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................... $  13,186,364        $ 170,107,190
Foreign currency transactions ..............       (44,364)              (4,482)
                                             -------------        -------------
Total ...................................... $  13,142,000        $ 170,102,708
                                             =============        =============
--------------------------------------------------------------------------------

As of November 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $170,107,190, of which $174,465,088 related to appreciated securities and $4,357,898 related to depreciated securities. The aggregate cost of investments at November 30, 1999 for Federal income tax purposes was $191,919,791.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $19,934,887 and $16,180,815 for the years ended November 30, 1999 and November 30, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................       495,258         $  9,307,178
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       171,563            3,145,784
                                                  --------         ------------
Total issued ...............................       666,821           12,452,962
Shares redeemed ............................      (821,807)         (15,270,384)
                                                  --------         ------------
Net decrease ...............................      (154,986)        $ (2,817,422)
                                                  ========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 1998                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................       431,597         $  7,895,940
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       179,840            2,998,839
                                                  --------         ------------
Total issued ...............................       611,437           10,894,779
Shares redeemed ............................      (744,730)         (13,435,233)
                                                  --------         ------------
Net decrease ...............................      (133,293)        $ (2,540,454)
                                                  ========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 1999                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ................................     2,192,359         $ 40,896,557
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................     1,193,461           21,827,524
                                                ----------         ------------
Total issued ...............................     3,385,820           62,724,081
Automatic conversion of shares .............       (57,842)          (1,073,457)
Shares redeemed ............................    (4,489,430)         (82,728,308)
                                                ----------         ------------
Net decrease ...............................    (1,161,452)        $(21,077,684)
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 1998                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ................................     1,798,516         $ 32,421,070
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................     1,251,468           20,655,107
                                                ----------         ------------
Total issued ...............................     3,049,984           53,076,177
Automatic conversion of shares .............       (55,904)          (1,011,761)
Shares redeemed ............................    (3,938,213)         (70,455,451)
                                                ----------         ------------
Net decrease ...............................      (944,133)        $(18,391,035)
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................       216,881         $  4,042,518
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        34,001              620,183
                                                ----------         ------------
Total issued ...............................       250,882            4,662,701
Shares redeemed ............................      (221,267)          (4,058,280)
                                                ----------         ------------
Net increase ...............................        29,615         $    604,421
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 1998                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................       160,601         $  2,882,085
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        25,572              421,385
                                                ----------         ------------
Total issued ...............................       186,173            3,303,470
Shares redeemed ............................      (100,433)          (1,783,048)
                                                ----------         ------------
Net increase ...............................        85,740         $  1,520,422
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended November 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------

Shares sold ................................       328,342         $  6,144,143
Automatic conversion of shares .............        57,639            1,073,457
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        53,368              979,083
                                                ----------         ------------
Total issued ...............................       439,349            8,196,683
Shares redeemed ............................      (262,039)          (4,840,885)
                                                ----------         ------------
Net increase ...............................       177,310         $  3,355,798
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended November 30, 1998                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................       476,893         $  8,231,578
Automatic conversion of shares .............        55,711            1,011,761
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        33,182              554,571
                                                ----------         ------------
Total issued ...............................       565,786            9,797,910
Shares redeemed ............................      (382,059)          (6,567,658)
                                                ----------         ------------
Net increase ...............................       183,727         $  3,230,252
                                                ==========         ============
--------------------------------------------------------------------------------

5. Subsequent Event:

On December 16, 1999, the Fund's Board of Directors declared an ordinary income dividend and a long-term capital gains distribution payable on December 22, 1999 to shareholders of record as of December 16, 1999 as follows:

--------------------------------------------------------------------------------
                                                 Ordinary           Long-Term
                                                  Income          Capital Gains
--------------------------------------------------------------------------------
Class A ....................................  $    .037015         $    .872045
Class B ....................................       .012660              .872045
Class C ....................................       .010693              .872045
Class D ....................................       .029101              .872045
--------------------------------------------------------------------------------


                                    20 & 21

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Global Utility Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Global Utility Fund, Inc. as of November 30, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global Utility Fund, Inc. as of November 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche llp
Princeton, New Jersey
January 10, 2000

IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes the distributions paid by Merrill Lynch Global Utility Fund, Inc. to all classes of shares during the fiscal year ended November 30, 1999:

----------------------------------------------------------------------------------------------------------------------------
                                    Domestic          Domestic                                                  Foreign
    Record         Payable         Qualifying      Non-Qualifying    Foreign Source          Total         Withholding Taxes
     Date           Date         Ordinary Income       Income            Income         Ordinary Income       (Per Share)
----------------------------------------------------------------------------------------------------------------------------
   12/17/98      12/28/98            88.79%            4.02%              7.19%             100.00%           $.005031
----------------------------------------------------------------------------------------------------------------------------
    4/13/99       4/21/99           100.00%              --                --               100.00%           $.005266
----------------------------------------------------------------------------------------------------------------------------
    7/07/99       7/15/99           100.00%              --                --               100.00%           $.009603
----------------------------------------------------------------------------------------------------------------------------
   10/04/99      10/13/99           100.00%              --                --               100.00%           $.009278
----------------------------------------------------------------------------------------------------------------------------

In addition, the Fund paid a long-term capital gains distribution of $1.439029 per share to shareholders of record as of December 17, 1998.

Please retain this information for your records.

PORTFOLIO INFORMATION (unaudited)

Worldwide Investments as of November 30, 1999

Ten Largest Holdings                                               Percent of
(Equity Investments)                                               Net Assets

Telecom Italia SpA* ..........................................        8.9%
Telefonica SA* ...............................................        7.2
Telecom Italia Mobile (TIM) SpA ..............................        6.0
Vodafone AirTouch PLC (ADR) ..................................        5.1
SBC Communications Inc. ......................................        4.6
British Telecommunications PLC ...............................        3.7
Vivendi ......................................................        3.6
Global Crossing Ltd. .........................................        2.7
MCI WorldCom Inc. ............................................        2.5
BellSouth Corporation ........................................        2.3

*     Includes combined holdings.

                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          11693--11/99

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